Condensed consolidated statements of cash flows - additional details (Tables)	6 Months Ended
Jun. 30, 2021
Cash Flow Statement [Abstract]
Depreciation, amortization, impairments and fair value adjustments

	Six months ended June 30
($ millions)	2021	2020

Property, plant & equipment	160	142
Right-of-use assets	42	38
Intangible assets	328	602
Financial assets	1	(3)
Other non-current assets	(1)	—
Total	530	779

Change in net current assets and other operating cash flow items

	Six months ended June 30
($ millions)	2021	2020

(Increase) in inventories	(184)	(192)
(Increase)/decrease in trade receivables	(117)	185
Increase/(decrease) in trade payables	23	(71)
Net change in other operating assets	20	77
Net change in other operating liabilities	(18)	(152)
Total	(276)	(153)